Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Schedule of accounts payable and accrued expenses [Abstract]
Trade accounts payable	$ 306,220	$ 361,346	$ 356,832
Accrued payroll liabilities	172,500	135,625	66,282
Accrued operating expenses	265,411	340,464
Accrued interest	46,712	347,452
Accrued settlement of litigation and other dispute		706,862
Total	$ 790,843	$ 1,891,749	$ 760,390